Subsequent Events - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023 shares
Share Incentive Plan Two Thousand Twenty Three
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan	4,289,000
Share Incentive Plan Two Thousand Nineteen
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan	394,820